Investments - Schedule of Investment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Term Deposits in Lien with banks-Current	₨ 654	₨ 615
Term Deposits in Lien with banks-Non-Current	₨ 0	₨ 4